Note 4 - Short-term Borrowings (Details Textual) - USD ($) $ in Thousands	Jul. 05, 2016	Mar. 31, 2018	Mar. 31, 2017
Pledged Assets, Not Separately Reported, Other		$ 759,600
Notes Payable to Bank, Current			$ 166
Revolving Credit Facility [Member]
Debt Instrument, Term	5 years
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period		400,000
Line of Credit Facility, Maximum Borrowing Capacity During Production Period		500,000
Long-term Line of Credit, Total		$ 293,500
Debt, Weighted Average Interest Rate		3.35%
Standby Letters of Credit [Member]
Long-term Line of Credit, Total		$ 10,400	$ 13,100